Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Decrease in discount rate	7.00%
Actuarial assumption of discount rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Decrease in discount rate	0.25%
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in life expectancy	1 year
Future assumptions rate for healthcare plans [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in the rate of future healthcare inflation	1.00%
Actuarial assumption of expected rates of inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in inflation	0.25%